Consolidated Statements of Changes in Shareholders' (Deficit)/Equity - CNY (¥) ¥ in Thousands		Ordinary shares		Treasury stock		Additional paid-in capital	Accumulated other comprehensive (loss)/income	Accumulated deficit	Total
Balance at Dec. 31, 2020		¥ 2	[1]	¥ (1,025)	[1]	¥ 123,498	¥ 891	¥ (927,937)	¥ (804,571)
Balance (in Shares) at Dec. 31, 2020	[1]	36,209,505		(2,885,826)
Net loss								(146,461)	(146,461)
Share-based compensation						18,532			18,532
Ordinary share issuance									¥ 653,247
Ordinary share issuance (in Shares)									13,546,219
Preferred shares redemption value accretion						(20,913)		122,380	¥ 101,467
Preferred shares redemption value accretion (in Shares)	[1]
Re-designation from ordinary shares to Pre-A convertible redeemable preferred shares						(117,198)		(48,270)	(165,468)
Re-designation from ordinary shares to Pre-A convertible redeemable preferred shares (in Shares)	[1]	(4,429,111)
Foreign currency translation adjustment							(10,278)		(10,278)
Fair value changes of amounts due to related party due to own credit risk							1,590		1,590
Balance at Dec. 31, 2021		¥ 2	[1]	¥ (1,025)	[1]	3,919	(7,797)	(1,000,288)	(1,005,189)
Balance (in Shares) at Dec. 31, 2021	[1]	31,780,394		(2,885,826)
Net loss			[1]		[1]			(91,022)	(91,022)
Share-based compensation			[1]		[1]	16,208			16,208
Share-based compensation (in Shares)	[1]
Preferred shares redemption value accretion						(20,102)		(168,169)	(188,271)
Re-designation from ordinary shares to Pre-A convertible redeemable preferred shares
Foreign currency translation adjustment							8,207		8,207
Fair value changes of amounts due to related party due to own credit risk							(476)		(476)
Balance at Dec. 31, 2022		¥ 2	[1]	¥ (1,025)	[1]	25	(66)	(1,259,479)	(1,260,543)
Balance (in Shares) at Dec. 31, 2022	[1]	31,780,394		(2,885,826)
Net loss			[1]		[1]			(159,590)	(159,590)
Share-based compensation			[1]		[1]	109,983			109,983
Share-based compensation (in Shares)	[1]	1,500
Ordinary share issuance			[1]		[1]	18,930		(18,930)
Ordinary share issuance (in Shares)	[1]	1,317,874
Preferred shares redemption value accretion						(86,347)		(675,822)	(762,169)
Conversion of Preferred Shares to Class A ordinary shares		¥ 3	[1]		[1]	2,321,047			2,321,050
Conversion of Preferred Shares to Class A ordinary shares (in Shares)	[1]	35,190,468
PIPE financing – Prime Impact Cayman LLC (the “Sponsor”)			[1]		[1]	8,609			8,609
PIPE financing – Prime Impact Cayman LLC (the “Sponsor”) (in Shares)	[1]	634,228
PIPE financing – World Dynamic Limited			[1]		[1]	93,436			93,436
PIPE financing – World Dynamic Limited (in Shares)	[1]	1,300,000
PIPE financing – Goldrock Holdings Limited			[1]		[1]	35,863			35,863
PIPE financing – Goldrock Holdings Limited (in Shares)	[1]	500,000
Capitalization of PIPE financing costs			[1]		[1]	(4,953)			(4,953)
Capitalization of PIPE financing costs (in Shares)	[1]
Reverse Recapitalization transaction			[1]		[1]	(4,720)			(4,720)
Reverse Recapitalization transaction (in Shares)	[1]	4,716,245
Re-designation from ordinary shares to Pre-A convertible redeemable preferred shares
Foreign currency translation adjustment							1,621		1,621
Fair value changes of amounts due to related party due to own credit risk							(405)		(405)
Balance at Dec. 31, 2023		¥ 5	[1]	¥ (1,025)	[1]	¥ 2,491,873	¥ 1,150	¥ (2,113,821)	¥ 378,182
Balance (in Shares) at Dec. 31, 2023	[1]	75,440,709		(2,885,826)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).